ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ (50)		$ (9)		$ (71)	$ 60
Income Taxes	(3)		1		(2)	(3)
Net Amount	(53)		(8)		(73)	57
Changes in retirement plans’ funded status
Gross Amount	(25)		(13)		(49)	(42)
Income Taxes	8		6		15	15
Net Amount	(17)		(7)		(34)	(27)
Foreign currency translation
Gross Amount	106		(49)		206	(476)
Income Taxes	0		0		0	0
Net Amount	106		(49)		206	(476)
Share of other comprehensive income (loss) of entities using the equity method
Gross Amount	2		5		(21)	(14)
Income Taxes	0		0		0	0
Net Amount	2		5		(21)	(14)
Other comprehensive income (loss)
Gross Amount	33		(66)		65	(472)
Income Taxes	5		7		13	12
Other comprehensive income (loss), net of tax	$ 38	$ 40	$ (59)	$ (401)	$ 78	$ (460)